Employee Benefit Plans - Components of Net Periodic Cost for Defined Benefit Pension Plan and Other Postretirement Benefit Plan (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension cost (postretirement benefit gain)	$ 1.8	$ 0.9	$ 1.5	$ 3.0	$ 8.9
Defined Benefit Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			0.0	0.0
Interest cost	12.3	12.9	17.2	18.2	23.3
Actuarial loss (gain) amortization	10.8	9.6	12.8	12.5	13.3
Expected return on plan assets	(19.5)	(19.8)	(26.3)	(25.7)	(26.6)
Net periodic pension cost (postretirement benefit gain)	3.6	2.7	3.7	5.0	10.0
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			0.0	0.0	0.0
Service benefit	(0.3)	(0.3)
Interest cost	0.3	0.3	0.5	0.6	0.9
Actuarial loss (gain) amortization	(1.8)	(1.8)	(2.4)	(2.3)	(1.7)
Prior service credit amortization			(0.3)	(0.3)	(0.3)
Net periodic pension cost (postretirement benefit gain)	$ (1.8)	$ (1.8)	$ (2.2)	$ (2.0)	$ (1.1)